Land use right, net	12 Months Ended
Sep. 30, 2025
Land use right, net
Land use right, net

Note 12 – Land use right, net

Land use right, net, consisted of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Land use right	-	$6,598,974
Less: accumulated amortization	-	(393,665)
Land use right, net	-	$6,205,309

Amortization expense was $133,227, $211,283, and $198,499 for the fiscal years ended September 30, 2025, 2024, and 2023, respectively.

On April 24, 2025 the Dali City People’s Court issued a ruling regarding Yunnan Honghao Forestry Development Co., Ltd. (“Yunnan Honghao”), a wholly owned subsidiary of the Company. The ruling froze the assets of Shenzhen Xiangfeng Trading Co., Ltd. (“Shenzhen”), the original owner of Yunnan Honghao. The effect of the ruling rescinds the acquisition of Yunnan Honhao by the Company back to Shenzhen. In connection with this transaction reversal, the land use right was no longer belong to the Company.